SIGNIFICANT ACCOUNTING POLICIES (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	65.00%	65.00%	64.00%
Risk-free interest	1.37%	1.75%	1.83%
Expected term (years)	5 years 7 months 6 days	5 years 6 months	5 years 6 months